Federated Hermes Fund for U.S. Government Securities
Portfolio of Investments
June 30, 2023 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—86.2%
	Federal Home Loan Mortgage Corporation—35.1%
$ 928,637	2.000%, 4/1/2036	$ 827,985
3,111,662	2.000%, 9/1/2050	2,551,277
1,629,986	2.000%, 3/1/2051	1,337,968
3,484,258	2.000%, 8/1/2051	2,857,861
6,563,074	2.000%, 1/1/2052	5,372,915
865,072	2.500%, 10/1/2051	735,184
3,264,085	2.500%, 1/1/2052	2,797,455
927,402	2.500%, 2/1/2052	788,155
3,683,874	2.500%, 4/1/2052	3,151,475
949,681	3.000%, 1/1/2043	860,917
547,852	3.000%, 11/1/2045	494,370
368,169	3.000%, 10/1/2046	329,927
975,803	3.000%, 10/1/2046	879,630
592,508	3.000%, 11/1/2046	529,853
1,516,356	3.000%, 1/1/2047	1,356,008
1,393,668	3.000%, 2/1/2047	1,246,293
2,019,060	3.500%, 9/1/2043	1,881,847
919,405	3.500%, 5/1/2046	849,788
706,793	3.500%, 10/1/2046	653,716
327,153	3.500%, 11/1/2047	302,279
1,622,616	3.500%, 7/1/2052	1,495,441
80,547	4.000%, 8/1/2025	79,002
188,102	4.000%, 1/1/2042	180,497
239,506	4.000%, 2/1/2048	229,390
220,821	4.000%, 6/1/2048	212,529
821,640	4.000%, 4/1/2052	780,133
1,624,174	4.000%, 5/1/2052	1,525,376
483,742	4.000%, 11/1/2052	454,014
4,862	4.500%, 2/1/2024	4,829
15,002	4.500%, 6/1/2024	14,876
35,792	4.500%, 11/1/2039	35,074
180,477	4.500%, 4/1/2040	177,120
428,307	4.500%, 5/1/2040	420,562
266,505	4.500%, 5/1/2040	261,722
130,634	4.500%, 8/1/2040	128,246
323,930	4.500%, 9/1/2040	318,171
537,929	4.500%, 9/1/2040	528,354
912,060	4.500%, 7/1/2052	880,584
205,586	5.000%, 1/1/2034	204,384
483,492	5.000%, 5/1/2034	480,610
45,969	5.000%, 2/1/2039	46,084
153,645	5.000%, 3/1/2039	154,069
96,796	5.000%, 7/1/2039	97,149
311,158	5.000%, 9/1/2039	312,336
415,523	5.000%, 10/1/2039	417,109

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 1,284,612	5.500%, 5/1/2034	$ 1,297,058
167,651	5.500%, 12/1/2035	170,241
96,245	5.500%, 5/1/2036	97,902
19,476	5.500%, 6/1/2036	19,844
314,118	5.500%, 6/1/2036	319,868
14,664	5.500%, 9/1/2037	14,962
11,320	6.000%, 2/1/2032	11,450
1,213,547	6.000%, 4/1/2053	1,224,285
116,653	6.500%, 10/1/2037	122,481
11,451	6.500%, 4/1/2038	12,021
39,231	6.500%, 10/1/2038	41,316
4,262	6.500%, 10/1/2038	4,500
17,195	7.500%, 1/1/2027	17,463
2,011	7.500%, 12/1/2029	2,094
40,213	7.500%, 5/1/2030	41,031
29,690	7.500%, 2/1/2031	31,162
	TOTAL	42,670,242
	Federal National Mortgage Association—49.7%
1,424,797	2.000%, 4/1/2036	1,270,368
2,835,900	2.000%, 5/1/2036	2,519,664
1,559,877	2.000%, 7/1/2050	1,278,956
2,570,782	2.000%, 10/1/2050	2,107,805
3,007,762	2.000%, 11/1/2050	2,466,089
11,670,829	2.000%, 5/1/2051	9,554,421
5,738,065	2.000%, 2/1/2052	4,693,928
1,206,082	2.000%, 2/1/2052	985,108
1,793,404	2.500%, 5/1/2037	1,640,460
1,441,329	2.500%, 7/1/2051	1,223,117
7,732,047	2.500%, 10/1/2051	6,568,690
787,533	2.500%, 10/1/2051	672,110
1,042,626	2.500%, 1/1/2052	885,753
2,040,074	2.500%, 1/1/2052	1,733,764
755,529	3.000%, 1/1/2036	710,679
446,217	3.000%, 2/1/2047	402,518
4,421,728	3.000%, 2/1/2048	3,954,148
1,630,951	3.000%, 5/1/2051	1,449,311
873,797	3.500%, 8/1/2037	830,990
307,997	3.500%, 8/1/2046	284,868
609,552	3.500%, 9/1/2046	567,397
296,762	3.500%, 11/1/2047	274,013
3,024,598	3.500%, 1/1/2048	2,795,575
1,775,583	3.500%, 11/1/2050	1,650,014
942,663	3.500%, 5/1/2052	863,478
417,813	4.000%, 2/1/2041	401,076
94,014	4.000%, 3/1/2048	89,455
82,302	4.000%, 6/1/2048	78,286
1,418,582	4.000%, 7/1/2052	1,332,290
1,478,789	4.000%, 5/1/2053	1,392,532
319,816	4.500%, 10/1/2040	314,148
951,005	4.500%, 3/1/2041	934,359

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 29,952	4.500%, 6/1/2041	$ 29,431
1,382,245	4.500%, 8/1/2052	1,328,755
9,983	5.000%, 1/1/2024	9,929
520,705	5.000%, 7/1/2034	517,869
35,506	5.000%, 11/1/2035	35,385
37,926	5.000%, 10/1/2039	37,854
142,038	5.000%, 12/1/2039	142,561
32,181	5.000%, 1/1/2040	32,310
987,033	5.000%, 4/1/2053	967,127
282,762	5.500%, 9/1/2034	286,117
6,187	6.000%, 10/1/2028	6,242
4,310	6.000%, 11/1/2028	4,348
66	6.000%, 12/1/2028	67
99	6.000%, 12/1/2028	98
4,733	6.000%, 12/1/2028	4,775
3,321	6.000%, 12/1/2028	3,350
507	6.000%, 1/1/2029	512
4,202	6.000%, 1/1/2029	4,239
905	6.000%, 1/1/2029	913
173	6.000%, 1/1/2029	175
8,701	6.000%, 1/1/2029	8,778
346	6.000%, 3/1/2029	349
210	6.000%, 3/1/2029	211
18,722	6.000%, 5/1/2029	18,888
14,838	6.000%, 5/1/2029	14,970
224	6.000%, 11/1/2029	226
13,752	6.000%, 11/1/2029	13,874
266,176	6.000%, 11/1/2034	271,723
17,060	6.000%, 5/1/2036	17,510
13,493	6.000%, 6/1/2036	13,851
33,537	6.000%, 7/1/2036	34,493
55,421	6.000%, 9/1/2037	57,010
120,177	6.000%, 2/1/2038	123,656
48,516	6.000%, 4/1/2038	50,072
15,879	6.500%, 5/1/2031	16,239
23,152	6.500%, 4/1/2032	23,860
78,594	6.500%, 9/1/2036	82,215
281,746	6.500%, 8/1/2037	294,910
15,472	7.000%, 8/1/2028	15,968
14,191	7.000%, 10/1/2028	14,645
14,591	7.000%, 6/1/2029	15,059
151	7.000%, 11/1/2031	157
4,044	7.000%, 11/1/2031	4,214
28,418	7.000%, 12/1/2031	29,483
3,184	7.000%, 12/1/2031	3,300
644	7.000%, 1/1/2032	668
746	7.500%, 1/1/2030	777
	TOTAL	60,464,533
	Government National Mortgage Association—1.4%
826,926	3.000%, 9/20/2050	739,101

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 83,091		5.000%, 11/20/2038	$ 83,271
32,013		5.000%, 12/20/2038	32,092
63,190		5.000%, 5/20/2039	63,377
224,027		5.000%, 8/20/2039	224,760
98,879		5.000%, 9/20/2039	99,215
107,020		5.500%, 12/20/2038	108,653
86,398		6.000%, 9/20/2038	89,566
541		7.500%, 12/15/2023	540
4,819		7.500%, 1/15/2026	4,863
4,067		7.500%, 2/15/2026	4,105
88,586		7.500%, 2/15/2028	90,454
456		7.500%, 7/15/2029	470
476		7.500%, 7/15/2029	491
343		7.500%, 9/15/2029	352
1,869		7.500%, 9/15/2029	1,918
922		7.500%, 10/15/2029	937
7,329		7.500%, 10/15/2029	7,553
2,707		7.500%, 10/15/2029	2,785
4,053		7.500%, 10/15/2029	4,190
40,790		7.500%, 6/15/2030	42,363
12,790		7.500%, 6/15/2030	12,991
30,902		7.500%, 7/15/2030	32,094
56,666		8.250%, 10/15/2030	59,647
		TOTAL	1,705,788
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $108,410,005)	104,840,563
		COLLATERALIZED MORTGAGE OBLIGATIONS—9.4%
		Government National Mortgage Association—1.1%
771,371	[1]	REMIC, Series 2013-158, Class AB, 3.011% (1-month USLIBOR +0.000%), 8/16/2053	725,963
682,996		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	639,208
		TOTAL	1,365,171
		Non-Agency Mortgage-Backed Securities—8.3%
102,800		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	10,267
147,846		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	131,659
1,705,240		GS Mortgage-Backed Securities 2022-PJ3, Class A4, 2.500%, 8/25/2052	1,372,385
1,078,491		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	935,759
2,203,205		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	1,839,074
2,101,155		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	1,688,393
2,079,454		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	1,670,955
1,000,000		JP Morgan Mortgage Trust 2023-4, Class 1A2, 6.000%, 11/25/2053	992,617
25,679	[2]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1,249
1,752,173		Sequoia Mortgage Trust 2021-3, Class A1, 2.500%, 5/25/2051	1,410,158
		TOTAL	10,052,516
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $13,140,628)	11,417,687
		ASSET-BACKED SECURITIES—3.2%
		Auto Receivables—0.4%
500,000		Ford Credit Auto Lease Trust 2023-A, Class A2A, 5.190%, 6/15/2025	498,515
		Single Family Rental Securities—1.2%
1,021,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	851,413

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Single Family Rental Securities—continued
$ 697,864		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	$ 658,172
		TOTAL	1,509,585
		Student Loans—1.6%
753,818		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	670,071
480,513		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	435,468
822,137	[1]	SMB Private Education Loan Trust 2020-BA, Class A1B, 6.293% (1-month USLIBOR +1.100%), 7/15/2053	813,379
		TOTAL	1,918,918
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,265,004)	3,927,018
		INVESTMENT COMPANY—1.4%
1,652,044		Federated Hermes Government Obligations Fund, Premier Shares, 4.97%[3] (IDENTIFIED COST $1,652,044)	1,652,044
		TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $127,467,681)	121,837,312
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[4]	(252,652)
		TOTAL NET ASSETS—100%	$121,584,660
At June 30, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Notes 5-Year Long Futures	35	$3,748,282	September 2023	$(55,886)
Short Futures:
United States Treasury Ultra Bond Short Futures	9	$1,225,969	September 2023	$(17,106)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(72,992)
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,891,504 and $614,461, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2023, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 3/31/2023	$9,566,287
Purchases at Cost	$7,146,094
Proceeds from Sales	$(15,060,337)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 6/30/2023	$1,652,044
Shares Held as of 6/30/2023	1,652,044
Dividend Income	$43,899

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Non-income-producing security.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2023.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Trustees has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$104,840,563	$—	$104,840,563
Collateralized Mortgage Obligations	—	11,417,687	—	11,417,687
Asset-Backed Securities	—	3,927,018	—	3,927,018
Investment Company	1,652,044	—	—	1,652,044
TOTAL SECURITIES	$1,652,044	$120,185,268	$—	$121,837,312
Other Financial Instruments:[1]
Liabilities	$(72,992)	$—	$—	$(72,992)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(72,992)	$—	$—	$(72,992)

[1]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit